Cover	Sep. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2021
Entity File Number	1-16467
Entity Registrant Name	RESPIRERX PHARMACEUTICALS INC.
Entity Central Index Key	0000849636
Entity Tax Identification Number	33-0303583
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	126 Valley Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Glen Rock
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07452
City Area Code	(201)
Local Phone Number	444-4947
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false